FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich          New York, NY                August 15, 2011
---------------------        --------------              -----------------
[Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            20
                                                   --

Form 13F Information Table Value Total:       $126,388 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                 June 30, 2011


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS       CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM           029899101   13,709    395,529    SH         Sole              395,529
AMERICAN WTR WKS CO INC
   NEW                       COM           030420103    1,262     42,851    SH         Sole               42,851
AMERON INTL INC.             COM           030710107   14,631    222,762    SH         Sole              222,762
CADIZ INC.                   COM NEW       127537207    6,203    571,143    SH         Sole              571,143
CALIFORNIA WTR SVC GROUP     COM           130788102    5,709    305,148    SH         Sole              305,148
CONSOLIDATED WATER CO INC.   ORD           G23773107    2,567    276,294    SH         Sole              276,294
ITRON INC.                   COM           465741106   16,744    347,669    SH         Sole              347,669
ITT CORP NEW                 COM           450911102   12,256    207,974    SH         Sole              207,974
MUELLER WTR PRODS INC.       COM SER A     624758108      979    246,063    SH         Sole              246,063
NALCO HOLDING COMPANY        COM           62985Q101   10,356    372,399    SH         Sole              372,399
NORTHWEST PIPE CO            COM           667746101    7,894    302,933    SH         Sole              302,933
PENNICHUCK CORP              COM NEW       708254206    1,834     63,800    SH         Sole               63,800
POWERSHS DB MULTI SEC        DB AGRICULT
   COMM                      FD            73936B408    1,111     35,000    SH         Sole               35,000
SJW CORP                     COM           784305104    3,306    136,381    SH         Sole              136,381
SMITH A O                    COM           831865209   10,832    256,066    SH         Sole              256,066
TRI-TECH HOLDING INC.        SHS           G9103F106    2,839    353,600    SH         Sole              353,600
FLOWSERVE CORP               COM           34354P105    3,297     30,000    SH         Sole               30,000
HECKMANN CORP                COM           422680108    3,403    563,400    SH         Sole              563,400
TETRA TECH INC NEW           COM           88162G103    1,098     48,800    SH         Sole               48,800
WATTS WATER TECHNOLOGIES
   INC                       CL A          942749102    6,358    179,542    SH         Sole              179,542




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